Research and Development Costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Research and Development Costs
Research and development costs	€ 7,048	€ 5,909	€ 16,331	€ 11,969